RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
DSUs | Key management personnel
Disclosure of transactions between related parties [line items]
Amounts in accounts payable and accrued liabilities	$ 9,460	$ 6,481